Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
a) Transactions with Perenco:
Perenco has been considered a related party since June 2025, when Naria Inc., a Perenco-affiliated entity and our largest shareholder, met the definition of a principal owner. Accordingly, outstanding balances with Perenco are presented as “Amounts due from/to related parties”. As of June 30, 2026, Naria Inc. held beneficial ownership of 10.07%.

Net revenues: Amounts for the six months ended June 30, 2025 have been prorated from when Perenco became a related party. The transactions with Perenco for the six months ended June 30, 2026 and 2025 consists of the following:

	Six months ended June 30,
(in thousands of $)	2026	2025
Liquefaction services (1)	104,750	17,304
Realized gain on oil and gas derivative instruments (2)	47,042	4,333
Vessel operating expenses (3)	(2,720)	(430)
Total	149,072	21,207
(1) Liquefaction services – This relates to services invoiced under the LTA, specifically the base tolling fee and incremental base tolling fee (note 5).
(2) Realized gain on oil and gas derivative instruments - This relates to the commodity linked earnings under the LTA (note 7).
(3) Vessel operating expenses – This relates to costs incurred under the tug sharing agreement for a chartered tug provided by Perenco to support our offshore operations in Cameroon, including the transportation of personnel and equipment. The tug is shared between the parties subject to operational requirements. These costs are presented within “Vessel operating expenses” in the consolidated statements of operations.

Receivables/(payables): The balances with Perenco consisted of the following:

(in thousands of $)	June 30, 2026	December 31, 2025
Balance due from Perenco (liquefaction services)	31,938	23,228
Balance due to Perenco (vessel operating expenses)	(3,867)	(3,012)

b) Transactions with existing related parties:

Amounts due from related parties as of June 30, 2026 and December 31, 2025 consisted of the following:

(in thousands of $)	June 30, 2026	December 31, 2025
SESA (1)	3,900	—
Higas (2)	2,164	1,691

(1) SESA – In February 2026, we entered into a credit agreement under which we agreed to provide SESA, as borrower, with a credit facility of up to $5.6 million, of which $3.6 million had been drawn as of June 30, 2026. Amounts drawn bear interest at Term SOFR plus a margin of 3.875%, payable semi-annually. The loan matures on April 15, 2029, with principal repayable in two equal semi-annual installments. Interest income for the six months ended June 30, 2026 totaled $89 thousand. There was no comparable interest income for the six months ended June 30, 2025. As of June 30, 2026, $2.0 million remains undrawn under the facility.

In April 2026, we entered into a MSCA with SESA to provide supervision and technical oversight services for its terminal project for total consideration of $2.5 million, payable in 26 monthly installments from April 1, 2026 to June 1, 2028. For the six months ended June 30, 2026, we recognized management fee revenue of $0.3 million, presented within “Vessel management fees and other revenues” in the unaudited consolidated statements of operations.
(2) Higas – Amounts due from Higas consist of outstanding principal under a revolving shareholder loan facility. On June 30, 2026, the revolving credit facility was increased from $2.5 million to $4.0 million and its maturity was extended from February 2027 to February 2028. As of June 30, 2026, the undrawn commitment under the facility amounted to $1.5 million. Interest income for the six months ended June 30, 2026 and 2025 was $nil and $0.3 million, respectively. A provision for expected credit losses of $0.3 million and $1.1 million was recognized for the six months ended June 30, 2026 and 2025, respectively, within “Other operating income/(loss)” in the unaudited consolidated statements of operations.
(3) FFH - In August 2024, we granted a shareholder loan to FFH through Gimi MS, with a maximum facility amount of $20.0 million to enable FFH to fund its portion of Gimi MS’s funding requirements. The shareholder loan carried an interest rate of 12% per annum, compounded monthly, which increased to 22% per annum effective January 1, 2025. For the period from January 1, 2025 to June 30, 2025, the loan generated interest income of $1.0 million. On March 28, 2025, FFH repaid the shareholder loan and accrued interest in full. There were no comparable amounts for the six months ended June 30, 2026.